DAC, VOBA, DSI, and DFEL (Reconciliation of DAC, VOBA and DSI) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	$ 12,263	$ 11,933
Cumulative Effect, Period of Adoption, Adjustment [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	(1,610)	5,702
UL and Other [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	6,002	5,799
Traditional Life [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	1,336	1,205
Fixed Annuities [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	479	495
Retirement Plan Services Segment [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	258	253
Group Protection Segment [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	141	140
Variable Annuities [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	$ 4,047	$ 4,041